Schedule I Condensed Financial Information of Parent Company - Comprehensive loss paranthetical (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Foreign currency translation adjustments, tax	$ 0	$ 0	$ 0
LightInTheBox Holding Co., Ltd.
Foreign currency translation adjustments, tax	$ 0	$ 0	$ 0